Financial Risk Factors and Risk Management - Foreign Currency Exchange Rate Risk Sensitivity (Details) - Foreign currency - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives held within a designated cash flow hedge relationship
Financial Risk Factors and Risk Management
Effect of downward shift in exchange rates on other comprehensive income	€ 393	€ 375	€ 238
Effect of upward shift of exchange rate on other comprehensive income	(393)	(375)	(238)
Effect of downward shift in functional currency exchange rates on other comprehensive income	281	281	131
Effect of upward shift in functional currency exchange rates on other comprehensive income	€ (281)	(281)	(131)
Derivatives held within a designated cash flow hedge relationship | USD
Financial Risk Factors and Risk Management
Upward/downward shift	10.00%
Derivatives held within a designated cash flow hedge relationship | EUR
Financial Risk Factors and Risk Management
Upward/downward shift	10.00%
Embedded derivatives
Financial Risk Factors and Risk Management
Effect of downward shift in exchange rates on other non-operating expense, net	€ 97	56	64
Effect of upward shift in exchange rates on other non-operating expense, net	€ (94)	(56)	(63)
Embedded derivatives | USD
Financial Risk Factors and Risk Management
Upward/downward shift	10.00%
Embedded derivatives | EUR
Financial Risk Factors and Risk Management
Upward/downward shift	10.00%
Effect of downward shift in functional currency exchange rates on other non-operating expense, net	€ 80	45	48
Effect of upward shift in functional currency exchange rates on other non-operating expense, net	€ (80)	(45)	(48)
Unhedged monetary assets and liabilities
Financial Risk Factors and Risk Management
Upward/downward shift	10.00%
Effect of downward shift in exchange rates on other non-operating expense, net	€ 95	101	112
Effect of upward shift in exchange rates on other non-operating expense, net	€ 95	101	112
Unhedged monetary assets and liabilities | USD
Financial Risk Factors and Risk Management
Upward/downward shift	10.00%
Effect of downward shift in exchange rates on other non-operating expense, net	€ (45)	(39)	(46)
Effect of upward shift in exchange rates on other non-operating expense, net	€ (45)	€ (39)	€ (46)